INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 3,250,759	$ 3,342,733
Less: Accumulated amortization		(316,546)	(256,827)
Total	$ 2,935,374	2,934,213	3,085,906
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		3,236,419	3,327,987
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		7,489	7,701
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 6,851	$ 7,045